Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006 Telephone 202.419.8417 Fax 202.822.0140 www.stradley.com

May 21, 2021

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn:  Filing Desk
Re:	Bridgeway Funds, Inc. Registration Statement on Form N-14 1940 Act File No. 811-08200

Ladies and Gentlemen:
Enclosed for filing, pursuant to the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of Bridgeway Funds, Inc. (the “Registrant”).  This Registration Statement is being filed to register shares of the Small-Cap Value Fund (the “Acquiring Fund”), a series of the Registrant, that will be issued to shareholders of the Small-Cap Growth Fund (the “Acquired Fund”), also a series of the Registrant, in connection with the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund, pursuant to the Plan of Reorganization, which is included in the Registration Statement.  It is proposed that this filing will become automatically effective on June 20, 2021 pursuant to Rule 488 under the 1933 Act.  A definitive Proxy Statement/Prospectus will be filed and mailed to the Acquired Fund shareholders shortly thereafter.
The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Therefore, no filing fee is due at this time.
If you have any questions or comments regarding this filing, please call me at (202) 419-8402 or Prufesh R. Modhera, Esq. at (202) 419-8417.

Very truly yours, /s/ Christopher J. Zimmerman Christopher J. Zimmerman